Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
January 31, 2026
MER-NPRT1-0426
1.9891245.107
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Anglogold Ashanti Plc	837,563	77,784,476
BRAZIL - 5.9%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Vibra Energia SA	4,950,426	27,053,204
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
PRIO SA/Brazil (a)	7,751,324	75,101,422
Financials - 2.1%
Banks - 1.1%
Itau Unibanco Holding SA	3,103,960	26,835,814
NU Holdings Ltd/Cayman Islands Class A (a)	2,732,289	48,498,130
		75,333,944
Capital Markets - 0.7%
Banco BTG Pactual SA unit	4,347,668	49,525,951
Financial Services - 0.3%
StoneCo Ltd Class A (a)	1,378,671	22,251,750
TOTAL FINANCIALS		147,111,645
Industrials - 0.5%
Ground Transportation - 0.5%
Localiza Rent a Car SA	3,976,501	36,563,181
Materials - 1.0%
Metals & Mining - 1.0%
Gerdau SA ADR	7,934,826	33,881,707
Vale SA ADR	2,225,529	35,764,251
TOTAL MATERIALS		69,645,958
Utilities - 0.8%
Electric Utilities - 0.8%
Axia Energia	4,269,099	44,104,492
Axia Energia Series C	893,911	8,968,410
TOTAL UTILITIES		53,072,902
TOTAL BRAZIL		408,548,312
CHILE - 0.9%
Financials - 0.4%
Banks - 0.4%
Banco de Chile	127,622,600	28,129,170
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	740,998	36,988,699
TOTAL CHILE		65,117,869
CHINA - 25.6%
Communication Services - 6.0%
Entertainment - 0.5%
Netease Inc ADR	137,820	17,755,351
Tencent Music Entertainment Group Class A ADR	1,169,581	19,625,569
		37,380,920
Interactive Media & Services - 5.5%
Baidu Inc A Shares (a)	2,432,327	46,621,769
Tencent Holdings Ltd	4,301,928	330,653,964
		377,275,733
TOTAL COMMUNICATION SERVICES		414,656,653
Consumer Discretionary - 6.5%
Automobile Components - 0.1%
Hesai Group ADR (a)(d)	325,259	7,763,932
Automobiles - 0.5%
BYD Co Ltd H Shares	2,986,779	37,235,773
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	11,159,384	237,400,124
Alibaba Group Holding Ltd ADR	96,400	16,345,584
JD.com Inc ADR	494,953	14,096,261
PDD Holdings Inc Class A ADR (a)	248,222	25,082,833
		292,924,802
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	150,300	9,075,114
Hotels, Restaurants & Leisure - 1.5%
H World Group Ltd ADR	939,960	44,657,500
Meituan B Shares (a)(b)(c)	1,517,987	18,766,089
Trip.com Group Ltd ADR	555,866	34,113,496
		97,537,085
TOTAL CONSUMER DISCRETIONARY		444,536,706
Consumer Staples - 0.5%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	219,398	7,894,446
Kweichow Moutai Co Ltd A Shares (China)	77,925	15,704,381
		23,598,827
Personal Care Products - 0.2%
Mao Geping Cosmetics Co LTD H Shares (d)	1,197,163	13,255,667
TOTAL CONSUMER STAPLES		36,854,494
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
PetroChina Co Ltd H Shares	22,567,519	26,807,974
Financials - 4.5%
Banks - 1.7%
China Construction Bank Corp H Shares	80,054,079	80,833,035
China Merchants Bank Co Ltd H Shares	1,683,529	10,313,960
Industrial & Commercial Bank of China Ltd H Shares	34,093,677	28,323,750
		119,470,745
Insurance - 2.8%
China Life Insurance Co Ltd H Shares	10,813,692	48,281,714
China Pacific Insurance Group Co Ltd H Shares	2,800,938	14,126,414
People's Insurance Co Group of China Ltd/The H Shares	10,134,000	8,821,085
PICC Property & Casualty Co Ltd H Shares	12,633,958	26,182,944
Ping An Insurance Group Co of China Ltd H Shares	10,158,260	94,221,433
		191,633,590
TOTAL FINANCIALS		311,104,335
Health Care - 1.5%
Biotechnology - 0.3%
Innovent Biologics Inc (a)(b)(c)	1,945,847	20,200,483
Life Sciences Tools & Services - 0.7%
Wuxi Apptec Co Ltd H Shares (b)(c)	3,478,265	49,510,768
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	7,289,815	36,019,362
TOTAL HEALTH CARE		105,730,613
Industrials - 1.8%
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	866,786	43,640,105
Sungrow Power Supply Co Ltd A Shares (China)	416,000	9,035,998
		52,676,103
Machinery - 1.0%
Huaming Power Equipment Co Ltd A Shares (China)	6,482,900	27,771,535
UBTech Robotics Corp Ltd H Shares (a)(d)	1,294,502	23,182,093
Weichai Power Co Ltd H Shares	5,726,000	19,511,542
		70,465,170
TOTAL INDUSTRIALS		123,141,273
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.0%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	666,300	25,856,475
Montage Technology Co Ltd A Shares (China)	1,380,900	36,122,799
		61,979,274
Software - 0.2%
Pony AI Inc ADR (a)	1,168,515	16,218,988
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	8,205,147	37,141,170
TOTAL INFORMATION TECHNOLOGY		115,339,432
Materials - 2.7%
Construction Materials - 0.4%
Anhui Conch Cement Co Ltd H Shares	7,786,189	24,737,678
Metals & Mining - 2.3%
Chuangxin Industries Holdings Ltd H Shares	8,253,831	26,413,612
MMG Ltd (a)	46,011,076	60,605,211
Zijin Mining Group Co Ltd H Shares	13,368,788	71,703,155
		158,721,978
TOTAL MATERIALS		183,459,656
TOTAL CHINA		1,761,631,136
GREECE - 1.4%
Financials - 1.4%
Banks - 1.4%
Alpha Bank SA	3,553,571	17,010,820
Eurobank SA	10,928,714	53,566,242
National Bank of Greece SA	1,495,790	26,444,812

TOTAL GREECE		97,021,874
HONG KONG - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR (a)	166,739	27,106,759
HUNGARY - 1.5%
Financials - 1.0%
Banks - 1.0%
OTP Bank Nyrt	522,875	65,874,753
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,087,333	36,392,815
TOTAL HUNGARY		102,267,568
INDIA - 10.4%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	3,466,876	74,434,955
Consumer Discretionary - 0.7%
Automobiles - 0.4%
Mahindra & Mahindra Ltd	822,117	30,769,092
Broadline Retail - 0.1%
Meesho	3,006,165	5,709,464
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (a)	4,359,621	13,008,401
TOTAL CONSUMER DISCRETIONARY		49,486,957
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd	6,283,055	95,615,580
Financials - 4.2%
Banks - 3.3%
Axis Bank Ltd	1,623,220	24,259,610
HDFC Bank Ltd	9,560,291	96,886,387
ICICI Bank Ltd	5,096,964	75,383,167
State Bank of India	2,641,202	31,026,793
		227,555,957
Capital Markets - 0.2%
HDFC Asset Management Co Ltd (b)(c)	497,458	13,648,168
Consumer Finance - 0.3%
Bajaj Finance Ltd	2,216,005	22,472,051
Insurance - 0.4%
HDFC Life Insurance Co Ltd (b)(c)	1,858,003	14,812,313
SBI Life Insurance Co Ltd (b)(c)	567,195	12,362,196
		27,174,509
TOTAL FINANCIALS		290,850,685
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	1,063,613	11,098,490
Industrials - 1.3%
Aerospace & Defense - 0.4%
Hindustan Aeronautics Ltd (b)	521,649	26,279,859
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	1,246,703	53,464,896
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	185,731	9,310,452
TOTAL INDUSTRIALS		89,055,207
Information Technology - 0.7%
IT Services - 0.7%
Infosys Ltd	1,917,949	34,324,539
Tata Consultancy Services Ltd	478,512	16,302,306
TOTAL INFORMATION TECHNOLOGY		50,626,845
Materials - 0.1%
Metals & Mining - 0.1%
Tata Steel Ltd	4,791,142	10,091,317
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
NTPC Ltd	12,478,335	48,446,870
TOTAL INDIA		719,706,906
INDONESIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	41,258,947	8,819,529
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	49,671,502	21,947,325
Bank Rakyat Indonesia Persero Tbk PT	42,862,587	9,729,978
TOTAL FINANCIALS		31,677,303
TOTAL INDONESIA		40,496,832
KOREA (SOUTH) - 17.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
KT Corp	401,120	15,745,821
Entertainment - 0.7%
HYBE Co Ltd	165,170	42,581,032
Interactive Media & Services - 0.3%
Kakao Corp	310,115	13,125,158
NAVER Corp	57,677	10,933,237
		24,058,395
TOTAL COMMUNICATION SERVICES		82,385,248
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Hyundai Motor Co	155,165	53,478,249
Kia Corp	104,982	11,042,891
TOTAL CONSUMER DISCRETIONARY		64,521,140
Consumer Staples - 0.4%
Tobacco - 0.4%
KT&G Corp	290,926	30,862,746
Financials - 1.3%
Banks - 1.3%
KB Financial Group Inc	449,923	41,783,550
Shinhan Financial Group Co Ltd	439,807	25,503,220
Woori Financial Group Inc	1,188,323	24,778,402
TOTAL FINANCIALS		92,065,172
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (a)(b)(c)	22,948	27,602,833
Industrials - 2.4%
Aerospace & Defense - 0.7%
Hanwha Aerospace Co Ltd	36,232	32,467,516
Korea Aerospace Industries Ltd	106,234	12,324,266
		44,791,782
Electrical Equipment - 1.3%
Doosan Enerbility Co Ltd (a)	743,302	46,420,189
LS Electric Co Ltd (a)	102,188	39,868,486
		86,288,675
Machinery - 0.4%
Samsung Heavy Industries Co Ltd (a)	1,368,580	27,782,345
TOTAL INDUSTRIALS		158,862,802
Information Technology - 10.4%
Semiconductors & Semiconductor Equipment - 3.9%
SK Hynix Inc	430,585	269,796,423
Technology Hardware, Storage & Peripherals - 6.5%
Samsung Electronics Co Ltd	3,984,191	440,786,815
TOTAL INFORMATION TECHNOLOGY		710,583,238
TOTAL KOREA (SOUTH)		1,166,883,179
MALAYSIA - 0.4%
Financials - 0.4%
Banks - 0.4%
CIMB Group Holdings Bhd	13,526,843	29,441,987
MEXICO - 3.7%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	21,218,021	21,866,363
Consumer Staples - 0.8%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV ADR	179,070	18,687,745
Food Products - 0.6%
Gruma SAB de CV Series B	2,124,833	38,261,828
TOTAL CONSUMER STAPLES		56,949,573
Financials - 1.4%
Banks - 1.4%
Grupo Financiero Banorte SAB de CV	8,485,814	95,933,982
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	782,278	11,385,466
Materials - 0.8%
Construction Materials - 0.8%
Cemex SAB de CV ADR	4,332,466	54,069,176
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Corp Inmobiliaria Vesta SAB de CV ADR	480,360	14,862,338
TOTAL MEXICO		255,066,898
PERU - 0.9%
Financials - 0.9%
Banks - 0.9%
Credicorp Ltd	180,188	64,296,484
PHILIPPINES - 0.6%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	3,188,315	34,738,822
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	13,997,208	5,047,998
TOTAL PHILIPPINES		39,786,820
POLAND - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (a)(b)(c)	931,612	7,661,611
Financials - 0.3%
Banks - 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	842,509	21,953,133
TOTAL POLAND		29,614,744
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (a)(e)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(e)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Al Rajhi Bank	2,375,022	67,881,291
Saudi National Bank/The	4,186,491	50,072,250

TOTAL SAUDI ARABIA		117,953,541
SOUTH AFRICA - 2.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	326,745	20,005,048
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	1,531,747	25,272,292
Financials - 1.2%
Banks - 0.8%
Capitec Bank Holdings Ltd	161,403	43,335,700
Standard Bank Group Ltd	581,365	10,684,315
		54,020,015
Financial Services - 0.4%
FirstRand Ltd	4,936,796	28,158,773
TOTAL FINANCIALS		82,178,788
Materials - 0.9%
Chemicals - 0.7%
Sasol Ltd (a)	6,618,447	46,747,986
Metals & Mining - 0.2%
Valterra Platinum Ltd	166,684	14,976,250
TOTAL MATERIALS		61,724,236
TOTAL SOUTH AFRICA		189,180,364
TAIWAN - 20.5%
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	738,477	30,414,069
Information Technology - 20.1%
Communications Equipment - 0.4%
Accton Technology Corp	837,429	29,581,287
Electronic Equipment, Instruments & Components - 4.2%
Chroma ATE Inc	1,733,000	53,804,530
Delta Electronics Inc	2,561,284	98,994,661
Elite Material Co Ltd	647,727	35,808,130
Hon Hai Precision Industry Co Ltd	5,765,880	40,278,047
Unimicron Technology Corp	2,469,616	29,613,485
Yageo Corp	3,147,968	27,674,992
		286,173,845
Semiconductors & Semiconductor Equipment - 15.5%
ASE Technology Holding Co Ltd	3,912,096	36,261,721
MediaTek Inc	1,557,030	86,816,816
Taiwan Semiconductor Manufacturing Co Ltd	17,086,401	941,965,000
		1,065,043,537
TOTAL INFORMATION TECHNOLOGY		1,380,798,669
TOTAL TAIWAN		1,411,212,738
THAILAND - 0.9%
Financials - 0.3%
Banks - 0.3%
Kasikornbank PCL	3,607,838	21,498,369
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Airports of Thailand PCL	27,270,549	43,434,076
TOTAL THAILAND		64,932,445
TURKEY - 0.1%
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,022,100	6,459,498
UNITED ARAB EMIRATES - 0.5%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	15,816,411	22,954,791
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	2,527,371	10,474,224
TOTAL UNITED ARAB EMIRATES		33,429,015
UNITED STATES - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd H Shares (a)	1,079,611	28,551,559
TOTAL COMMON STOCKS (Cost $4,094,837,775)		6,736,491,005

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	225,497,650	225,542,749
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	18,406,084	18,407,925
TOTAL MONEY MARKET FUNDS (Cost $243,950,674)			243,950,674

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,338,788,449)	6,980,441,679
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(76,932,238)
NET ASSETS - 100.0%	6,903,509,441

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $273,315,304 or 4.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,035,445 or 3.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,517,388.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	153,857,026	661,708,102	590,018,694	1,191,771	(3,685)	-	225,542,749	225,497,650	0.4%
Fidelity Securities Lending Cash Central Fund	53,652,710	147,642,320	182,886,430	164,550	(675)	-	18,407,925	18,406,084	0.1%
Total	207,509,736	809,350,422	772,905,124	1,356,321	(4,360)	-	243,950,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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